EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2020	2019
Basic:
Net income (loss) attributable to CNH Industrial	$(65)	$257
Weighted average common shares outstanding—basic	1,350	1,354
Basic earnings per share	$(0.05)	$0.19
Diluted:
Net income (loss) attributable to CNH Industrial	$(65)	$257
Weighted average common shares outstanding—basic	1,350	1,354
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	—	2
Weighted average common shares outstanding—diluted	1,350	1,356
Diluted earnings per share	$(0.05)	$0.19
(1) For the three months ended March 31, 2019, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.